Employee benefit expenses (Tables)	12 Months Ended
Jun. 30, 2022
Employee benefit expenses
Schedule of employee benefit expenses

	2022	2021	2020
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(338,503)	(283,463)	(249,564)
Social security costs	(40,881)	(33,773)	(29,743)
Share-based payments (Note 28)	(1,026)	(2,002)	(1,435)
Pension costs - defined contribution schemes (Note 29.2)	(3,731)	(3,362)	(3,287)
	(384,141)	(322,600)	(284,029)

Schedule of average number of employees

	2022	2021	2020
	Number	Number	Number
By activity:
Football – men’s and women’s players	124	118	115
Football - technical and coaching	189	176	176
Commercial	151	131	129
Media	94	90	88
Administration and other	477	468	484
Average number of employees	1,035	983	992

Schedule of compensation paid or payable to key management for employee services

	2022	2021	2020
	£’000	£’000	£’000
Short-term employee benefits	(6,893)	(8,326)	(9,507)
Share-based payments	(284)	(1,125)	(1,017)
Post-employment benefits	(8)	(5)	(20)
	(7,185)	(9,456)	(10,544)